Sustainable Cost Reductions (Tables)	12 Months Ended
Dec. 31, 2013
Remaining Accrual
Sustainable Cost
Reduction Activity
(in millions)
Balance as of December 31, 2012	$25
Incurred	16
Settled	(31)
Adjustments	(9)
Balance as of December 31, 2013	$1

Appalachian Power Co [Member]
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

Appalachian Power Co [Member] | Sustainable Cost Reductions
Remaining Accrual
		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

Indiana Michigan Power Co [Member]
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

Indiana Michigan Power Co [Member] | Sustainable Cost Reductions
Remaining Accrual
		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

Ohio Power Co [Member]
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

Ohio Power Co [Member] | Sustainable Cost Reductions
Remaining Accrual
		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

Public Service Co of Oklahoma [Member]
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

Public Service Co of Oklahoma [Member] | Sustainable Cost Reductions
Remaining Accrual
		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16

Southwestern Electric Power Co [Member]
Schedule of Restructuring and Related Costs
Company	Total Cost Incurred
(in thousands)
APCo	$8,472
I&M	5,678
OPCo	13,498
PSO	3,675
SWEPCo	5,709

Southwestern Electric Power Co [Member] | Sustainable Cost Reductions
Remaining Accrual
		Expense	Incurred by			Remaining
	Balance as of	Allocation from	Registrant			Balance as of
Company	December 31, 2012	AEPSC	Subsidiaries	Settled	Adjustments	December 31, 2013
	(in thousands)
APCo	$1,321	$1,016	$-	$(1,574)	$(741)	$22
I&M	1,357	736	-	(1,690)	(381)	22
OPCo	3,450	1,354	6,114	(8,846)	(1,637)	435
PSO	652	325	-	(485)	(472)	20
SWEPCo	627	621	-	(1,628)	396	16